CORPORATE INFORMATION (Details Narrative) - BRL (R$) R$ in Millions			12 Months Ended
	Oct. 30, 2024	May 15, 2024	Dec. 31, 2024	Jan. 31, 2024
Tenedora [Member] | E L J [Member]
IfrsStatementLineItems [Line Items]
Put options exercisable number of shares percent of outstanding stock			15.00%
Cash disbursement				R$ 1,704.4
Debt				R$ 335.7
Ownership insterest rate				97.11%
Ownership remaining interest rate				2.89%
Tenedora [Member] | E L J [Member] | Tranche A [Member]
IfrsStatementLineItems [Line Items]
Put options exercisable number of shares percent of outstanding stock			12.11%
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Stock repurchase program shares authorized	155,159,038	24,000,000
Common shares outstanding	4,388,851,573	4,410,858,485
Common shares acquired			8,240,400